FAIR VALUE MEASUREMENTS (The liability-classified warrant was valued using Black-Scholes model) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Exercise price	$ 15.78	$ 15.78
Annual risk-free interest rate	1.70%	1.40%
Volatility	28.00%	29.00%
Dividend yield